Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Depreciation and Amortization Expenses

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
Amortization of intangible assets with a finite useful life:
Industrial patents and intellectual property rights		1,263	1,243	1,268
Concessions, licenses, trademarks and similar rights		396	393	391
Other intangible assets		134	107	129

	(A)	1,793	1,743	1,788

Depreciation of tangible assets owned:
Buildings (civil and industrial)		39	48	38
Plant and equipment		2,286	2,170	2,018
Manufacturing and distribution equipment		16	15	15
Other		159	157	159

	(B)	2,500	2,390	2,230

Depreciation of tangible assets held under finance leases:
Buildings (civil and industrial)		130	125	105
Plant and equipment		21	17	9
Other		29	16	3

	(C)	180	158	117

Total	(A+B+C)	4,473	4,291	4,135